Details of Selected Balance Sheet Accounts (Details) (USD $) In Thousands, unless otherwise specified												6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Trade [Member]	Dec. 31, 2010 Trade [Member]	Jun. 30, 2011 Unbilled Revenue [Member]	Dec. 31, 2010 Unbilled Revenue [Member]	Jun. 30, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Jun. 30, 2011 Land [Member]	Dec. 31, 2010 Land [Member]	Jun. 30, 2011 Buildings and leasehold improvements [Member]	Dec. 31, 2010 Buildings and leasehold improvements [Member]	Jun. 30, 2011 Machinery and equipment [member]	Dec. 31, 2010 Machinery and equipment [member]	Jun. 30, 2011 Accommodations assets [Member]	Dec. 31, 2010 Accommodations assets [Member]	Jun. 30, 2011 Rental tools [Member]	Dec. 31, 2010 Rental tools [Member]	Jun. 30, 2011 Office furniture and equipment [Member]	Dec. 31, 2010 Office furniture and equipment [Member]	Jun. 30, 2011 Vehicles [Member]	Dec. 31, 2010 Vehicles [Member]	Jun. 30, 2011 Construction in progress [Member]	Dec. 31, 2010 Construction in progress [Member]
Accounts receivable, net:
Total accounts receivable	$ 554,897	$ 482,839		$ 426,712	$ 365,988	$ 124,038	$ 113,389	$ 4,147	$ 3,462
Allowance for doubtful accounts	(2,873)	(4,100)
Accounts receivable, net	552,024	478,739	385,816
Property, plant and equipment, net:
Property, plant and equipment, useful life, minimum												1		2		3		4		1		2
Property, plant and equipment, useful life, maximum												40		29		15		10		10		10
Property plant and equipment gross	2,049,524	1,787,373								46,424	43,411	209,074	193,617	330,657	311,217	952,413	840,002	179,789	166,245	38,946	36,325	87,913	82,783	204,308	113,773
Accumulated depreciation	(612,810)	(534,716)
Property, plant, and equipment, net	1,436,714	1,252,657	749,601
Inventories, net:
Tubular goods	377,845	332,720
Other finished goods and purchased products	78,324	71,266
Work in process	56,401	45,662
Raw materials	89,224	60,241
Total inventories	601,794	509,889
Allowance for obsolescence	(9,115)	(8,454)
Inventories, net	592,679	501,435	423,077
Accounts payable and accrued liabilities:
Trade accounts payable	241,479	224,543
Accrued compensation	38,421	47,760
Insurance Liabilities	9,708	8,615
Accrued taxes, other than income taxes	8,132	4,887
Liabilities related to discontinued operations	2,170	2,268
Other	15,762	16,666
Accounts payable and accrued liabilities	$ 315,672	$ 304,739	$ 208,541